Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details)		12 Months Ended
	Apr. 02, 2014	Dec. 31, 2015 USD ($) customer	Dec. 31, 2014 USD ($) customer	Dec. 31, 2013 USD ($) customer	Mar. 31, 2015 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Stock split ratio	2
Cash received from the exercise of stock options		$ 393,000,000	$ 465,000,000	$ 1,174,000,000
Total direct tax benefit realized, including the excess tax benefit from stock-based award activity		$ 1,544,000,000	$ 1,356,000,000	$ 1,195,000,000
Percentage of revenues generated from customers in the United States		46.00%	45.00%	46.00%
Impairment of goodwill		$ 0	$ 0	$ 0
Advertising and promotional expenses		3,186,000,000	3,004,000,000	$ 2,389,000,000
Deferred income taxes		251,000,000	176,000,000
Deferred income taxes		$ 189,000,000	$ 758,000,000
Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives		2 years
Acquired intangible assets, estimated useful lives		1 year
Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives		5 years
Acquired intangible assets, estimated useful lives		12 years
Building | Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful lives		25 years
Sales Revenue, Net
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of customers | customer		0	0	0
Percent for concentration risk		10.00%
Patent Royalty Licensing Agreement
Organization And Summary Of Significant Accounting Policies [Line Items]
Impairment of intangible asset			$ 378,000,000
Adjustment
Organization And Summary Of Significant Accounting Policies [Line Items]
Cumulative adjustment to income tax expense (benefit)					$ 711,000,000
New Accounting Pronouncement, Early Adoption, Effect
Organization And Summary Of Significant Accounting Policies [Line Items]
Reclassification of deferred tax assets, current			1,322,000,000
Deferred income taxes			83,000,000
Reclassification of deferred tax liabilities, current			26,000,000
Deferred income taxes			$ 1,213,000,000